(LOSS) PER SHARE (Details 1) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Stock options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,151,400	868,000	2,980
Restricted stock units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	243,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	33,888	49,701